Rule 497(e)

File Nos. 333-68114

811-10477

SOUTHERN FARM BUREAU LIFE VARIABLE LIFE ACCOUNT

of

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

SUPPLEMENT DATED NOVEMBER 10, 2008 TO THE

PROSPECTUS DATED MAY 1, 2008

The information in this Supplement updates and amends certain information contained in the Prospectus dated May 1, 2008.  You should read this Supplement along with the Prospectus.

On Page 42, the last sentence in the definition of Policy Date is deleted.

This Supplement must be accompanied by or read in conjunction with the current Propsectus,

dated May 1, 2008. This Supplement should be retained for future reference.